Impairment, Restructuring and Other Related Phase-Out Costs - Schedule of restructuring reserve by type of cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 0
Charges incurred in 2025	187
Advances write-off	(37)
Amounts paid	(70)
Currency translation adjustment	1
Restructuring Reserve, Ending Balance	$ 81
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment, restructuring charges and other related phase-out costs
Labor related liabilities and provisions
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 0
Charges incurred in 2025	97
Advances write-off	0
Amounts paid	(51)
Currency translation adjustment	0
Restructuring Reserve, Ending Balance	46
Non-labor related provision
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	0
Charges incurred in 2025	90
Advances write-off	(37)
Amounts paid	(19)
Currency translation adjustment	1
Restructuring Reserve, Ending Balance	$ 35